TAXATION - Summary Deferred tax Liabilities (Details) - Deferred Tax Liabilities [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Liabilities, Net [Abstract]
Gain or loss from changes in fair values	¥ 2,572	¥ 2,684
Others	648	135
Total deferred tax liabilities	¥ 3,220	¥ 2,819